SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - INVESTMENT BORROWINGS (DETAILS) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	$ 1,676,500,000	$ 1,204,100,000
Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	1,650,000,000	1,200,000,000
Federal Home Loan Bank Stock	82,500,000
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	2,100,000,000
Interest Expense on FHLB Borrowings	25,700,000	20,800,000	20,300,000
Aggregate Fee to Prepay All Fixed Rate FHLB Borrowings	59,200,000
Repurchase Agreements [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Assets Sold under Agreements to Repurchase, Repurchase Liability	24,800,000
Other Borrowings [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	1,700,000	4,100,000
Borrowings Due October 2013 [Member] | Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	100,000,000
Debt Instrument, Maturity Date	Oct. 31, 2013
Debt Instrument, Interest Rate, Stated Percentage	0.624%
Borrowings Due November 2013 [Member] | Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	100,000,000
Debt Instrument, Maturity Date	Nov. 30, 2013
Debt Instrument, Interest Rate, Stated Percentage	0.533%
Borrowings Due February 2014 [Member] | Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	67,000,000
Debt Instrument, Maturity Date	Feb. 28, 2014
Debt Instrument, Interest Rate, Stated Percentage	1.83%
Borrowings Due August 2014 [Member] | Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	50,000,000
Debt Instrument, Maturity Date	Aug. 31, 2014
Debt Instrument, Interest Rate, Stated Percentage	0.583%
Borrowings Due September 2015 [Member] | Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	100,000,000
Debt Instrument, Maturity Date	Sep. 30, 2015
Debt Instrument, Interest Rate, Stated Percentage	0.725%
Borrowings Due October 2015 [Member] | Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	150,000,000
Debt Instrument, Maturity Date	Oct. 31, 2015
Debt Instrument, Interest Rate, Stated Percentage	0.628%
Borrowings Due November 2015 [Member] | Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	100,000,000
Debt Instrument, Maturity Date	Nov. 30, 2015
Debt Instrument, Interest Rate, Stated Percentage	4.89%
Borrowings Due November 2015 Rate Two [Member] | Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	146,000,000
Debt Instrument, Maturity Date	Nov. 30, 2015
Debt Instrument, Interest Rate, Stated Percentage	5.30%
Borrowings Due December 2015 [Member] | Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	100,000,000
Debt Instrument, Maturity Date	Dec. 31, 2015
Debt Instrument, Interest Rate, Stated Percentage	4.71%
Borrowings Due June 2016 [Member] | Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	100,000,000
Debt Instrument, Maturity Date	Jun. 30, 2016
Debt Instrument, Interest Rate, Stated Percentage	0.734%
Borrowings Due June 2016 Rate Two [Member] | Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	75,000,000
Debt Instrument, Maturity Date	Jun. 30, 2016
Debt Instrument, Interest Rate, Stated Percentage	0.739%
Borrowings Due August 2016 [Member] | Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	75,000,000
Debt Instrument, Maturity Date	Aug. 31, 2016
Debt Instrument, Interest Rate, Stated Percentage	0.71%
Borrowings Due October 2016 [Member] | Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	100,000,000
Debt Instrument, Maturity Date	Oct. 31, 2016
Debt Instrument, Interest Rate, Stated Percentage	0.761%
Borrowings Due November 2016 [Member] | Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	50,000,000
Debt Instrument, Maturity Date	Nov. 30, 2016
Debt Instrument, Interest Rate, Stated Percentage	0.797%
Borrowings Due November 2016 Rate Two [Member] | Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	50,000,000
Debt Instrument, Maturity Date	Nov. 30, 2016
Debt Instrument, Interest Rate, Stated Percentage	0.764%
Borrowings Due June 2017 [Member] | Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	100,000,000
Debt Instrument, Maturity Date	Jun. 30, 2017
Debt Instrument, Interest Rate, Stated Percentage	0.791%
Borrowings Due August 2017 [Member] | Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	50,000,000
Debt Instrument, Maturity Date	Aug. 31, 2017
Debt Instrument, Interest Rate, Stated Percentage	0.653%
Borrowings Due October 2017 [Member] | Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	100,000,000
Debt Instrument, Maturity Date	Oct. 31, 2017
Debt Instrument, Interest Rate, Stated Percentage	0.833%
Borrowings Due November 2017 [Member] | Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	37,000,000
Debt Instrument, Maturity Date	Nov. 30, 2017
Debt Instrument, Interest Rate, Stated Percentage	3.75%
Maturity up to 30 days [Member] | Other Borrowings [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Assets Sold under Agreements to Repurchase, Repurchase Liability	20,800,000
Maturity 30 to 90 Days [Member] | Other Borrowings [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Assets Sold under Agreements to Repurchase, Repurchase Liability	$ 4,000,000